Variable interest entities (Tables)	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets and Liabilities of VIE Included in Consolidated Balance Sheets

As of March 31, 2015, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	5,692
Account receivables, net	3,280
Other current assets	31,937
Property, plant and equipment, net	1,536
Intangibles, net	68,306
Goodwill	17,870
Other noncurrent assets	8,587

Total assets	137,208

Liabilities:
Accounts payable and accrued expenses	48,126
Other current liabilities	9,723
Other noncurrent liabilities	5,366

Total liabilities	63,215